Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements

3.Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$10,708	$—	$—	$10,708
Short-term investments:
U.S. Treasury Notes	10,871	—	—	10,871
Total financial assets	$21,579	$—	$—	$21,579

Financial liabilities:
Convertible Notes	$—	$—	$35,759	$35,759
Total financial liabilities	$—	$—	$35,759	$35,759

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

There were no transfers between Levels during the periods presented.

The unrealized gain on the Company’s short-term investments for the three months ended March 31, 2025 was not material.

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2024	$30,259
Interest accrued during the three months ended March 31, 2025	558
Change in fair value of the Convertible Notes	4,942
Balance as of March 31, 2025	$35,759

Valuation of Convertible Notes

In December 2024, the Company issued and sold Convertible Notes (as defined in Note 8, Convertible Notes) in an aggregate principal amount of $28.3 million. The fair value of the Convertible Notes as of March 31, 2025 and December 31, 2024 was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Convertible Notes were valued using a scenario-based valuation analysis requiring a probability of inputs including the probability of occurrence of events that would trigger conversion of the Convertible Notes and the expected timing of such events.

The following table presents the assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of March 31, 2025 and December 31, 2024:

	As of March 31,	As of December 31,
	2025	2024
Time to Qualified/non-Qualified financing (in years)	0.08	0.25
Time to IPO (in years)	n/a	0.25
Time to reverse merger (in years)	0.04	0.33
Time to dissolution (in years)	n/a	n/a
Interest rate (risk-free)	4.38%	4.37%
Conversion discount rate	20.00%	20.00%

In addition to the inputs in the table, the Company’s assumptions and estimates incorporated into the valuation included probabilities assigned to each of the scenarios above, including a Qualified/non-Qualified financing (as defined in Note 8, Convertible Notes), IPO, reverse merger, and dissolution. Refer to Note 8, Convertible Notes, for further details surrounding the Qualified/non-Qualified Financing, IPO, reverse merger, and other settlement scenarios.

3.Fair Value Measurements

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements as of
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$31,303	$—	$—	$31,303
Total financial assets	$31,303	$—	$—	$31,303

Financial liabilities:
Convertible Notes	$—	$—	$30,259	$30,259
Total financial liabilities	$—	$—	$30,259	$30,259

	Fair Value Measurements as of
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets:
Cash equivalents:
Money market funds	$21,762	$—	$—	$21,762
Total financial assets	$21,762	$—	$—	$21,762

The Company did not have any Level 3 assets or liabilities as of December 31, 2023. There were no transfers between Levels during the periods presented.

The following table presents the changes in the fair value of the Level 3 Convertible Notes (in thousands):

Amounts
Balance as of December 31, 2023	$—
Convertible Notes issuance	28,298
Accrued interest as of December 31, 2024	154
Change in fair value of the Convertible Notes	1,807
Balance as of December 31, 2024	$30,259

Valuation of Convertible Notes

In December 2024, the Company issued and sold Convertible Notes (as defined in Note 8, Convertible Notes) in an aggregate principal amount of $28.3 million. The fair value of the Convertible Notes at issuance and as of December 31, 2024 was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Convertible Notes were valued using a scenario-based valuation analysis requiring a probability of inputs including the probability of occurrence of events that would trigger conversion of the Convertible Notes and the expected timing of such events.

The following table presents the assumptions, estimates, and contractual features incorporated into the valuation of the Convertible Notes as of December 31, 2024:

Inputs
Time to Qualified/non-Qualified financing (in years)	0.25
Time to IPO (in years)	0.25
Time to reverse merger (in years)	0.33
Time to dissolution (in years)	n/a
Interest rate (risk-free)	4.37%
Conversion discount rate	20.00%

In addition to the inputs in the table, the Company’s assumptions and estimates incorporated into the valuation included probabilities assigned to each of the scenarios above, including a Qualified/non-Qualified financing (as defined in Note 8, Convertible Notes), IPO, reverse merger, and dissolution. Refer to Note 8, Convertible Notes, for further details surrounding the Qualified/non-Qualified Financing, IPO, reverse merger, and other settlement scenarios.

Cara Therapeutics, Inc.
Fair Value Measurements

4.Fair Value Measurements

As of March 31, 2025 and December 31, 2024, Cara’s financial instruments consisted of cash and cash equivalents, accounts receivable, net – related party, other receivables, prepaid expenses, accounts payable and accrued liabilities, and liability related to the sales of future royalties and milestones. The fair values of cash and cash equivalents, accounts receivable, net – related party, other receivables, prepaid expenses, accounts payable and accrued liabilities approximate their carrying values due to the short-term nature of these financial instruments. The fair value of the liability related to the sales of future royalties and milestones also approximates the carrying value.

The following tables summarize Cara’s financial assets measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024.

Fair value measurement as of March 31, 2025:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking accounts	$34,217	$34,217	$—	$—
Total financial assets	$34,217	$34,217	$—	$—

Fair value measurement as of December 31, 2024:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking accounts	$37,903	$37,903	$—	$—
Total financial assets	$37,903	$37,903	$—	$—

There were no purchases, sales or maturities of Level 3 financial assets and no unrealized gains or losses related to Level 3 available-for-sale marketable securities during each of the three months ended March 31, 2025 and 2024. There were no transfers of financial assets into or out of Level 3 classification during the three months ended March 31, 2025 and 2024.

12.Fair Value Measurements

The following tables summarize the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2024 and 2023, and by level within the fair value hierarchy:

Fair value measurement as of December 31, 2024:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking account	$37,903	$37,903	$—	$—
Total financial assets	$37,903	$37,903	$—	$—

Fair value measurement as of December 31, 2023:

Financial assets

		Quoted prices in	Significant other	Significant
		active markets for	observable	unobservable
		identical assets	inputs	inputs
Type of Instrument	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents:
Money market funds and checking account	$51,775	$51,775	$—	$—
Available-for-sale marketable securities:
U.S. Treasury securities	37,246	—	37,246	—
U.S. government agency obligations	7,238	—	7,238	—
Corporate bonds	4,499	—	4,499	—
Restricted cash:
Commercial money market account	1,908	1,908	—	—
Total financial assets	$102,666	$53,683	$48,983	$—

There were no purchases, sales or maturities of Level 3 financial assets and no unrealized gains or losses related to Level 3 available-for-sale marketable securities for the years ended December 31, 2024, 2023 and 2022. There were no transfers of financial assets between Levels 1, 2, or 3 classifications during the years ended December 31, 2024 and 2023.